Long-term debt	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Long-term debt [Text Block]

6. Long-term debt

(a) Capital leases and note payable :

At September 30, 2013 and December 31, 2012, the balance of the Company’s note payable and capital lease obligations were as follows:

	September 30,	December 31,
	2013	2012
Capital leases and note payable	$1,532	$2,280
Less current portion	(935)	(991)
	$597	$1,289

The Company has a number of capital leases and a note payable for mining equipment for use at Troy. Scheduled minimum capital lease and note payable principal repayments at September 30, 2013 are as follows:

	Capital	Note
	Leases	Payable	Total
October 1, 2013 to September 30, 2014	$652	$295
October 1, 2014 to September 30, 2015	351	281
	1,003	576
Less amount representing interest (at rates ranging from 1.6% to 4.1%)	47
Total present value of net minimum capital lease and note payable payments	956	576	1,532

Less current portion	640	295	935
	$316	$281	$597

(b) Revolving credit facility:

On December 10, 2011, the Company entered into a revolving credit agreement with Societe Generale for a $20.0 million credit facility which was subject to interest at the London Interbank Offered Rate (“LIBOR”) plus 350 basis points for an initial three year term. On February 28, 2013, primarily based upon the suspension of mining operations at the Troy Mine, the Company and Societe Generale agreed to suspend the facility.

The Company paid a commitment fee and other transaction costs of $0.9 million in 2011. During the quarter ended March 31, 2013, the Company expensed the remaining unamortized deferred loan fee balance of $0.6 million, which is included in interest expense, because there is no assurance that this credit facility will be renewed.

9. Debt and capital lease obligations

At December 31, 2012 and 2011, the balance of the Company’s long-term debt and capital lease obligations were as follows:

	2012	2011
Capital leases and note payable	$2,280	$768
Less current portion	(991)	(360)
	$1,289	$408

Capital leases and note payable:

The Company has a number of capital leases and a note payable for mining equipment for use at Troy. Scheduled minimum capital lease and note payable principle repayments at December 31, 2012 are as follows:

	Capital	Note
	Leases	Payable	Total
2013	$726	$294
2014	636	298
2015	192	199
Total minimum lease payments	1,554	837

Less amount representing interest (at rates ranging from 1.6% to 4.0%)	65	46
Total present value of net minimum capital lease and note payable payment	1,489	791	2,280

Less current portion	704	287	991
	$785	$504	$1,289

For the year ended December 31, 2012, 2011 and 2010, interest expense on capital leases was $0.1 million, $0.1 million and $0.1 million.

During 2012 the Company entered into a note payable for the purchase of mine equipment. The initial amount borrowed was $0.8 million. The note has a three year term with monthly payments and the interest rate is 4.1%.

Revolving credit facility:

On December 10, 2011, the Company entered into a revolving credit agreement with Societe Generale, a financial institution. The $20.0 million credit facility is subject to interest at the London Interbank Offered Rate (“LIBOR”) plus 350 basis points for an initial three year term. The credit facility may be increased to $30.0 million under specified circumstances.

Revett Silver Company is the designated borrower under the facility. Revett Minerals Inc. and its subsidiaries Troy Mine Inc., RC Resources, Inc., Revett Exploration, Inc., and Revett Holdings, Inc. are the guarantors of the facility. Draws under the facility may be in the form of revolving credit loans or letters of credit. The facility is collateralized by first priority liens and security interests in the properties and assets comprising the Troy Mine Inc., RC Resources, Inc., Revett Exploration, Inc., and Revett Holdings, Inc. and by Revett Minerals Inc.’s pledge of the outstanding common stock of Revett Silver Company. This agreement is subject to financial covenants regarding consolidated fixed charge coverage ratio, consolidated current ratio and consolidated tangible net worth. No funds had been drawn under the facility and no silver or copper price hedging was in place as of December 31, 2012. On February 28, 2013, primarily based upon the suspension of mining operations at the Troy Mine, the Company and Societe Generale agreed to suspend the facility for an initial six month period.

In 2011, the Company paid a commitment fee and other transaction costs of $0.9 million that are being amortized over the term of this credit facility.